Expense Example - Tuttle Capital Government Grift ETF [Member]	Oct. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240